Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable, net were as follows:

	December 31,
	2012	2011
Amounts billed or billable	$2,639	$2,307
Unbilled amounts	335	395
Allowance for doubtful accounts	(108)	(102)
Accounts Receivable, Net	$2,866	$2,600

Schedule Of Accounts Receivable Sales [Table Text Block]
Accounts receivable sales were as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable sales	$3,699	$3,218	$2,374
Deferred proceeds	639	386	307
Loss on sale of accounts receivables	21	20	15
Estimated (decrease) increase to operating cash flows(1)	(78)	133	106
_____________________________

(1)
Represents the difference between current and prior year fourth quarter receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.